Other non-current assets	12 Months Ended
Dec. 31, 2017
Other non-current assets [abstract]
Other non-current assets
16	Other non-current assets

Details of other non-current assets are as follows:

	As at 31 December
	2017	2016
VAT recoverable	2,741,604	1,651,891
Prepayments for pre-construction cost	937,161	-
Intangible assets *	697,884	411,308
Finance lease receivables	617,187	563,099
Prepaid territorial water use right **	374,743	777,994
Prepayments for capacity quota	303,399	-
Profit compensation from Huaneng Group (Note 40)	244,533	-
Prepaid connection fees	120,486	108,365
Others	1,659,848	809,288

Total	7,696,845	4,321,945

*	The intangible assets primarily consist of software, patented technologies and etc. In 2017, there is no impairment provided for the intangible assets (2016: RMB nil).

**	The prepaid territorial water use right are amortized over the contractual period of 50 years.